Stockholders' Equity (Deficit) - Common stock (Details) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Feb. 22, 2016	Jan. 13, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 30, 2014	Mar. 31, 2014
Stockholders' Equity
Common stock, shares authorized			50,000,000,000	50,000,000,000		1,000,000,000	250,000,000
Consideration (in Dollars)			$ 5,049	$ 62,029	$ 167,885
Central Able
Stockholders' Equity
Number of shares issued		2,500,000
Consideration (in Dollars)		$ 5,000
Consideration (in Dollars per share)		$ 2.00
Jeffrey William Olyniec
Stockholders' Equity
Number of shares issued	100,000
Consideration (in Dollars)	$ 49
Consideration (in Dollars per share)	$ 0.49